Operating expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
Accounting policies

Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 22).

Accounting policies for research and development expenses are described in Note 5.

16.1 Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Purchases, sub-contracting and other expenses	(19,562)	(12,734)	(16,804)
Payroll costs (including share-based payments)	(9,605)	(10,306)	(11,980)
Depreciation, amortization and provision expenses(1)	(1,211)	(1,290)	(1,627)
Total research and development expenses	(30,378)	(24,330)	(30,411)
(1)see note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses increased by €6.9 million, or 54% for the year ended December 31, 2021 as compared with the same period in 2020. This reflects the increase of the clinical development activities, especially driven by the launch of our global Phase III clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312).

Payroll costs decreased by €774 thousand, or 8% for the year ended December 31, 2021 as compared with the same period in 2020. This variation is mainly due to a change in the mix and in the location of our research and development staff.

As of December 31, 2021, the Company’s workforce amounted to 75 research and development staff, including 9 additional positions created during the year ended December 31, 2021.

As of December 31, 2020, the Company’s workforce amounted to 66 research and development staff, including a decrease of fifteen positions created during the year ended December 31, 2020 and 81 research and development staff, including 2 additional positions created during the year ended December 31, 2019.

The impact of share-based payments (excluding employer’s contribution) on research and development expenses amounted to €677 thousand in 2021 as compared with €629 thousand in 2020 and €902 thousand in 2019.

16.2 Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Purchases, fees and other expenses	(9,638)	(6,482)	(9,435)
Payroll costs (including share-based payments)	(9,379)	(7,789)	(9,205)
Depreciation, amortization and provision expenses (1)	(417)	(340)	(270)
Total SG&A expenses	(19,434)	(14,611)	(18,909)
(1)see note 16.4 Depreciation, amortization and provision expenses

In 2021, purchases, fees and other expenses increased by €3,156 thousand, or 49% for the year ended December 31, 2021 as compared with the same period in 2020. This variation reflects two main impacts, first the legal expenses relating to partnership agreements as well as consulting fees, legal and compliance expenses as a result of being a U.S. public company. The second main impact relates to recruitment expenses.

In 2020, wages, salaries and payroll costs, together, amounted to €15.1 million as compared with €16.8 million in 2019. This is mainly due to a decrease in staff over the period because of the COVID 19 pandemic and to the reversal of a provision related to employer’s contribution following the exercise by beneficiaries of their right to free shares.

These increases in fees and other expenses were partially offset by the decrease in rental expenses following the application of IFRS 16 for the year ended December 31, 2019.
Payroll costs increased by €1.6 million or 21% in 2021, mainly due to a change in the mix and location changes of our staff in SG&A functions (more US based employees) and a one-time severance payment related to the departure of Philippe Mauberna, the prior CFO.

As of December 31, 2021, the Company’s workforce amounted to 25 staff in SG&A functions in comparison with a Company’s workforce of 24 staff in SG&A functions during the year ended December 31, 2020 and a Company’s workforce of 29 staff in SG&A functions, including 6 additional positions created during the year ended December 31, 2019.

The impact of share-based payments (excluding employer’s contribution) on SG&A expenses amounted to €2.5 million in 2021, as compared with €2.3 million in 2020 and €3.4 million in 2019.

16.3 Payroll costs

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Wages and salaries	(11,391)	(11,141)	(11,876)
Payroll taxes	(4,308)	(3,953)	(4,913)
Share-based payments	(3,201)	(2,924)	(4,320)
Retirement benefit obligations	(84)	(76)	(76)
Total payroll costs	(18,984)	(18,094)	(21,185)
Average headcount	96	97	112
End-of-period headcount	100	90	110
As of December 31, 2021, the Company’s workforce totaled 100 employees, compared with 90 December 31, 2020 and 110 as of December 31, 2019.

In 2021, wages, salaries and payroll costs, together, amounted to €15.7 million as compared with €15.1 million in 2020. This is mainly due to the 10 additional positions created during the year ended December 31, 2021.

In 2020, wages, salaries and payroll costs, together, amounted to €15.1 million as compared with €16.8 million in 2019. This is mainly due to a decrease in staff over the period because of the COVID 19 pandemic and to the reversal of a provision related to employer’s contribution following the exercise by beneficiaries of their right to free shares.

In 2019, wages and salaries and payroll taxes, together, reached €16.8 million due to the Company's growth and a related increase in the number of employees during the year ended December 31, 2019, together with the impact of its compensation policy.

In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €3.2 million for the year ended December 31, 2021, as compared with €2.9 million as of December 31, 2020 and €4.3 million as of December 31, 2019 (see Note 17).

16.4 Depreciation, amortization and provision expenses

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(34)	(10)	(45)
Amortization expense of tangible assets	(1,109)	(406)	(1,515)
Provision for charges	(68)	—	(68)
Total depreciation, amortization and provision expenses	(1,211)	(416)	(1,628)

	For the year ended December 31, 2020
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(152)	(23)	(176)
Amortization expense of tangible assets	(1,250)	(329)	(1,579)
Utilization of provision for disputes	145	—	145
Provision for charges	—	(40)	(40)
Reversal of provision for disputes	—	19	19
Total depreciation, amortization and provision expenses	(1,257)	(373)	(1,630)

	For the year ended December 31, 2019
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(289)	(3)	(292)
Depreciation expense of property, plant and equipment	(1,208)	(270)	(1,478)
Utilization of provision for charges	—	55	55
Provision for charges	(112)	(52)	(164)
Total depreciation, amortization and provision expenses	(1,609)	(270)	(1,879)

16.5 OTHER OPERATING INCOME AND EXPENSES

	For the year ended December 31, 2021
(in thousands of euros)	2021	2020
Contract termination indemnity (PharmaEngine)	(5,414)	—
Total Other operating income and expenses	(5,414)	—

The Company has made payments for a cumulative amount of $6.5 million (€5.4 million converted at the exchange rate on the payment date) to PharmaEngine in accordance with the termination and release agreement signed between the parties. See Note 4.2 PharmaEngine.